SCHEDULE OF BALANCE SHEET CLASSIFICATION (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Leases
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total operating and finance leases assets	Total operating and finance leases assets
Operating lease right-of-use assets	$ 3,270	$ 3,377
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total operating and finance leases assets	Total operating and finance leases assets
Finance lease right-of-use assets	$ 9,745	$ 10,008
Total operating and finance leases assets	$ 13,015	$ 13,385
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Operating leases liability current	$ 627	$ 625
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Finance leases liability current	$ 773	$ 1,009
Total current liabilities	$ 1,400	$ 1,634
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Operating leases liability non current	$ 2,087	$ 2,191
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Finance leases liability non current	$ 377	$ 642
Total noncurrent liabilities	2,464	2,833
Total liabilities	$ 3,864	$ 4,467